[METLIFE LETTERHEAD]

First MetLife Investors Insurance Company
200 Park Avenue
New York, NY 10166

July 22, 2008

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Initial Registration Statement on Form N-4 for
    First MetLife Investors Insurance Company
    First MetLife Investors Variable Annuity Account One
    (Class XTRA)

Commissioners:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), we have attached for filing under the Securities Act of 1933, as amended, an initial registration statement (the "Initial Registration Statement") for certain individual flexible premium deferred variable annuity contracts (the "Contracts"). The Contracts will be issued through the Separate Account, which is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended.

The Company will be requesting selective review for this filing. A complete request for selective review, together with an appropriately marked copy of the prospectus and statement of additional information included in this Initial Registration Statement, will be forwarded to the staff of the SEC shortly under separate cover.

Financial statements, exhibits not included herein, and certain other information will be added, and other clarifying or stylistic changes made by pre-effective amendment.

If you have any questions or comments regarding the Initial Registration Statement, please call the undersigned at (617) 578-2053.

Sincerely,


/s/ Michele H. Abate
------------------------------------
Michele H. Abate
Assistant General Counsel
Metropolitan Life Insurance Company

Attachment
cc: W. Thomas Conner, Esq.
    Lisa Flanagan, Esq.
    John M. Richards